Financial Instruments	12 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, marketable securities and other short-term investments, long-term investments, and accounts receivable as well as obligations under accounts payable, trade, notes payable and long-term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, marketable securities and other short-term investments, accounts receivable, accounts payable, trade and notes payable approximate fair value. The carrying value of long-term debt (excluding capital leases) and estimated fair value of long-term debt (excluding capital leases) at June 30 are as follows:

	2014	2013
Carrying value of long-term debt (excluding capital leases)	$1,508,420	$1,498,025
Estimated fair value of long-term debt (excluding capital leases)	1,708,723	1,654,886

The fair value of long-term debt was estimated using discounted cash flow analyses based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
The Company utilizes derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges, to manage foreign currency transaction and translation risk. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.
The Company's Euro bonds and Japanese Yen credit facility have been designated as a hedge of the Company's net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive income (loss) and remains there until the underlying net investment is sold or substantially liquidated.
Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Derivatives consist of forward exchange, costless collar and cross-currency swap contracts the fair value of which is calculated using market observable inputs including both spot and forward prices for the same underlying currencies. The fair value of the cross-currency swap contracts is calculated using a present value cash flow model that has been adjusted to reflect the credit risk of either the Company or the counterparty.
Gains or losses on derivatives that are not hedges are adjusted to fair value through the cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through accumulated other comprehensive income (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2014	2013
Net investment hedges
Cross-currency swap contracts	Other liabilities	$45,790	$22,438
Cash flow hedges
Costless collar contracts	Non-trade and notes receivable	3,508	1,422
Forward exchange contracts	Non-trade and notes receivable	(41)	41
Costless collar contracts	Other accrued liabilities	378	953

The cross-currency swap and costless collar contracts are reflected on a gross basis in the Consolidated Balance Sheet. The presentation of forward contracts is on a net basis, the effect of which is immaterial to the Consolidated Balance Sheet. The Company has not entered into any master netting arrangements.

The fair values at June 30, 2014 and 2013 are classified within Level 2 of the fair value hierarchy. There are no other financial assets or liabilities that are marked to market on a recurring basis. Fair values are transferred between levels of the fair value hierarchy when facts and circumstances indicate that a change in the method of estimating the fair value of a financial asset or financial liability is warranted.

The cross-currency swap contracts have been designated as hedging instruments. The forward exchange and costless collar contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2014	2013	2012
Forward exchange contracts	$(81)	$(1,821)	$(4,156)
Costless collar contracts	7,052	502	5,111

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2014	2013
Cross-currency swap contracts	$(14,426)	$(12,622)
Foreign denominated debt	7,611	4,743

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2014, 2013 and 2012.